Share-based Payments - Schedule of Weighted Average Exercise Prices for Options Forfeited (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2024	Dec. 31, 2024 $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Entrega
Weighted Average Options forfeited [Line Items]
Number of share options forfeited (in shares)	5,000	5,000		0	0
Weighted average exercise price (in dollars per share)			$ 0.02
Seaport
Weighted Average Options forfeited [Line Items]
Number of share options forfeited (in shares) | shares	29,018
Weighted average exercise price (in dollars per share)			$ 0.97